Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

The composition of property and equipment, net is as follows:

	December 31,
	2025	2024
Cost:
Computers	179	240
Laboratory equipment	1,291	1,836
Machinery and equipment	1,220	1,160
Office Equipment	139	294
Leasehold Improvements	9	804
	2,838	4,334

Less – accumulated depreciation	(1,272)	(1,476)

	1,566	2,858

Schedule of Total Depreciation Expense Related to Property and Equipment

The total depreciation expense related to the Company’s property and equipment recognized for the years ended December 31, 2025, 2024 and 2023 was comprised as follows:

	Year ended December 31,
	2025	2024	2023
Research and development, net	616	355	299
Marketing	9	6	23
General and administrative	92	106	130
	717	467	452